FEDERATED MARKET OPPORTUNITY FUND
(A Portfolio of Federated Equity Funds)

Class A Shares
Class B Shares
Class C Shares
Institutional Shares
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SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 31, 2009

Under the subsection entitled “Board of Trustees” please delete the second paragraph in its entirety and replace with the following:

“As of December 4, 2009, the Fund’s Board and Officers as a group owned less than 1% of each Class of the Fund’s outstanding Shares.”
January 13, 2010

Cusip 314172743
Cusip 314172735
Cusip 314172727
Cusip 314172453
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